Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of Income Tax Expense

Income tax expense in the consolidated statement of comprehensive income comprises:

	(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Current taxes
Domestic taxes	768	830	785
Foreign taxes	247	323	263
	1,015	1,153	1,048
Deferred taxes
Domestic taxes	180	54	48
Foreign taxes	(18)	(65)	(28)
	162	(11)	20
Income tax expense	1,177	1,142	1,068

Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before income taxes is summarized below:

	(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Profit before income taxes	4,346	4,125	4,036
Enacted tax rates in India	34.94%	34.94%	34.94%
Computed expected tax expense	1,519	1,442	1,410
Tax effect due to non-taxable income for Indian tax purposes	(363)	(362)	(395)
Overseas taxes	136	132	132
Tax provision (reversals)	(113)	(13)	(36)
Effect of differential tax rates	(69)	(41)	(26)
Effect of exempt non-operating income	(6)	(6)	(7)
Effect of unrecognized deferred tax assets	25	14	10
Effect of non-deductible expenses	20	19	22
Impact of change in tax rate	—	—	(13)
Others	28	(43)	(29)
Income tax expense	1,177	1,142	1,068

Summary of Expiration of Unused Tax Losses

The following table provides details of expiration of unused tax losses for fiscal 2024:

(Dollars in millions)
Year
2025	2
2026	24
2027	15
2028	56
2029	82
Thereafter	381
Total	560

The following table provides details of expiration of unused tax losses for fiscal 2023:

(Dollars in millions)
Year
2024	15
2025	17
2026	18
2027	10
2028	60
Thereafter	418
Total	538

Summary of Income Tax Assets and Income Tax Liabilities

The following table provides the details of income tax assets and income tax liabilities as of March 31, 2024, and March 31, 2023:

(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Income tax assets	1,132	786
Current income tax liabilities	(430)	(412)
Net current income tax assets / (liabilities) at the end	702	374

The gross movement in the current income tax assets / (liabilities) for fiscal 2024, 2023 and 2022 is as follows:

	(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Net current income tax assets / (liabilities) at the beginning	374	468	501
Translation differences	(5)	(32)	(18)
Income tax paid	1,114	1,088	1,020
Current income tax expense	(1,015)	(1,153)	(1,048)
Interest receivable on income tax refund	234	—	—
Income tax on other comprehensive income	—	(2)	2
Income tax benefit arising on exercise of stock options	—	6	10
Tax impact on buyback expenses	—	1	1
Additions through business combination	—	(2)	—
Net current income tax assets / (liabilities) at the end	702	374	468

Summary of Movement in Gross Deferred Income Tax Assets / Liabilities

The movement in gross deferred income tax assets / liabilities (before set off) for fiscal 2024 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2023	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2024
Deferred income tax assets / (liabilities)
Property, plant and equipment	21	9	—	—	(1)	29
Lease liabilities	27	(3)	—	—	—	24
Accrued compensation to employees	8	(1)	—	—	—	7
Trade receivables	32	(5)	—	—	—	27
Compensated absences	70	6	—	—	(1)	75
Post sales client support	30	(23)	—	—	—	7
Credits related to branch profits	87	10	—	—		97
Derivative financial instruments	—	(1)	—	(1)	—	(2)
Intangibles	7	—	—	—	—	7
Intangibles arising on business combinations	(42)	8	—	—	—	(34)
Branch profit tax	(105)	(24)	—	—		(129)
SEZ reinvestment reserve	(164)	(78)	—	—	3	(239)
Interest receivable on income tax refund	—	(58)	—	—	—	(58)
Others	32	(2)	—	(1)	(1)	28
Total Deferred income tax assets / (liabilities)	3	(162)	—	(2)	—	(161)

The movement in gross deferred income tax assets / liabilities (before set off) for fiscal 2023 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2022	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2023
Deferred income tax assets / (liabilities)
Property, plant and equipment	21	2	—	—	(2)	21
Lease liabilities	24	6	—	—	(3)	27
Accrued compensation to employees	7	2	—	—	(1)	8
Trade receivables	28	6	—	—	(2)	32
Compensated absences	70	6	—	—	(6)	70
Post sales client support	17	14	—	—	(1)	30
Credits related to branch profits	89	(2)	—	—	—	87
Derivative financial instruments	(3)	3	—	—	—	—
Intangibles	6	1	—	—	—	7
Intangibles arising on business combinations	(41)	9	(10)	—	—	(42)
Branch profit tax	(110)	5	—	—	—	(105)
SEZ reinvestment reserve	(112)	(62)	—	—	10	(164)
Others	11	21	—	—	—	32
Total Deferred income tax assets / (liabilities)	7	11	(10)	—	(5)	3

The movement in gross deferred income tax assets / liabilities (before set off) for fiscal 2022 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2021	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2022
Deferred income tax assets / (liabilities)
Property, plant and equipment	35	(13)	—	—	(1)	21
Lease liabilities	23	2	—	—	(1)	24
Accrued compensation to employees	6	2	—	—	(1)	7
Trade receivables	30	(1)	—	—	(1)	28
Compensated absences	68	4	—	—	(2)	70
Post sales client support	16	1	—	—	—	17
Credits related to branch profits	48	42	—	—	(1)	89
Derivative financial instruments	(8)	4	—	—	1	(3)
Intangibles	4	2	—	—	—	6
Intangibles arising on business combinations	(50)	8	—	—	1	(41)
Branch profit tax	(68)	(42)	—	—	—	(110)
SEZ reinvestment reserve	(84)	(32)	—	—	4	(112)
Others	10	3	—	(2)	—	11
Total Deferred income tax assets / (liabilities)	30	(20)	—	(2)	(1)	7

The deferred income tax assets and liabilities is as follows:

	(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Deferred income tax assets after set off	55	152
Deferred income tax liabilities after set off	(216)	(149)